Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Reserve for uncertain tax positions	$ 2,300,000	$ 2,600,000
Amount of unrecognized tax benefits	2,100,000	1,900,000
Reserves for interest and penalties related to uncertain tax positions	400,000	500,000	700,000
Decrease in reserve for unrecognized tax benefits	1,200,000
Current deferred tax assets	100,000
Gross state net operating loss carryforwards	37,400,000
Net state tax effected NOL's	3,300,000
Expiry period for gross state net operating loss carryforwards	from 2013 to 2032
Decrease in reserve for unrecognized tax benefits	2,327,000	2,570,000	2,599,000	3,034,000
State valuation allowances for deferred tax assets	2,300,000
Cash Payment	500,000
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Capital losses for deferred tax asset	25,000,000	24,100,000
Valuation allowance	$ 10,000,000	$ 9,900,000
Capital Loss Carryforward [Member] | Maximum [Member]
Other Tax Carryforward [Line Items]
Other tax carryforward expiration year range	2017
Capital Loss Carryforward [Member] | Minimum [Member]
Other Tax Carryforward [Line Items]
Other tax carryforward expiration year range	2014